Financial Instruments with Off-Balance Sheet Risk (Tables)	12 Months Ended
Dec. 31, 2012
Financial Instruments with Off-Balance Sheet Risk [Abstract]
Financial Instrument Commitments
A summary of the Company's financial instrument commitments at December 31, 2012 and 2011 is as follows:

	2012	2011
	(In Thousands)
Commitments to originate loans	$9,853	$1,891
Unfunded commitments under lines of credit	9,246	4,311

Future Minimum Annual Rental Payments for Non-Cancelable Operating Leases
The Company terminated its Lakeside Office Park lease in Southampton, PA effective March 31, 2012 when Quaint Oak Bancorp relocated to 501 Knowles Avenue in Southampton, PA.  The Company entered into a ten year lease on this property with a renewal option for an additional five years. Minimum rental commitments for the next five years at December 31, 2012, are summarized as below:

Year	Rental Amount (In Thousands)
2013	$53
2014	53
2015	53
2016	58
2017	58
Thereafter	250
$525